Prepaid Expenses And Other Current Assets (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Prepaid Expenses And Other Current Assets [Abstract]
Prepaid insurance premiums	$ 78,000	$ 88,000
Security deposit	21,000	21,000
Other	10,000	4,000
Prepaid expenses and other current assets	$ 109,000	$ 113,000